Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Royalties	Total Payments
Total	$ 400,000	$ 400,000
Canada | Municipality of Saint-Michel-des-Saints
Total	$ 400,000	$ 400,000